Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Estimated Fair Values of Outstanding Derivative Instruments

The estimated fair values of Sony’s outstanding derivative instruments are summarized as follows:

Derivatives designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2015	2016	Liability derivatives	2015	2016
Interest rate contracts	Prepaid expenses and other current assets	11	16	Current liabilities: Other	954	665
Interest rate contracts	Other assets: Other	207	33	Liabilities: Other	23,899	22,605
Foreign exchange contracts	Prepaid expenses and other current assets	40	1

		258	50		24,853	23,270

Derivatives not designated as hedging instruments	Yen in millions
	Balance sheet location	Fair value		Balance sheet location	Fair value
		March 31			March 31
	Asset derivatives	2015	2016	Liability derivatives	2015	2016
Interest rate contracts				Current liabilities: Other	—	38
Interest rate contracts	Other assets: Other	222	538	Liabilities: Other	1,178	5,850
Foreign exchange contracts	Prepaid expenses and other current assets	29,899	16,803	Current liabilities: Other	21,526	19,309
Foreign exchange contracts	Other assets: Other	28	—	Liabilities: Other	155	—
Equity contracts	Prepaid expenses and other current assets	—	437	Current liabilities: Other	612	668

		30,149	17,778		23,471	25,865

Total derivatives		30,407	17,828		48,324	49,135

Effects of Derivative Instruments on Consolidated Statements of Income

Presented below are the effects of derivative instruments on the consolidated statements of income for the fiscal years ended March 31, 2014, 2015 and 2016.

Derivatives under fair value hedging relationships	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2014	2015	2016
Interest rate contracts	Financial services revenue	131	(8,271)	(8,300)
Foreign exchange contracts	Foreign exchange loss, net	(1)	(9)	3

Total		130	(8,280)	(8,297)

Derivatives under cash flow hedging relationships	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in OCI on derivative
		Fiscal year ended March 31
		2014	2015	2016
Interest rate contracts	—	167	—	—
Foreign exchange contracts	—	—	—	1,914

Total		167	—	1,914

		Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)
Interest rate contracts	Interest expense	471	—	—
Foreign exchange contracts	Foreign exchange loss, net	348	—	(8)
Foreign exchange contracts	Cost of sales	—	—	(3,104)

Total		819	—	(3,112)

Derivatives not designated as hedging instruments	Yen in millions
	Location of gain or (loss) recognized in income on derivative	Amount of gain or (loss) recognized in income on derivative
		Fiscal year ended March 31
		2014	2015	2016
Interest rate contracts	Financial services revenue	(167)	(3,579)	(5,499)
Interest rate contracts	Foreign exchange loss, net	—	883	—
Foreign exchange contracts	Financial services revenue	1,198	(1,942)	4,166
Foreign exchange contracts	Foreign exchange loss, net	2,703	13,375	(14,501)
Equity contracts	Financial services revenue	—	(2,725)	3,267

Total		3,734	6,012	(12,567)

Summary of Derivatives Additional Information Including Notional Amounts

The following table summarizes additional information, including notional amounts, for each type of derivative:

	Yen in millions
	March 31, 2015		March 31, 2016
	Notional amount	Fair value	Notional amount	Fair value
Foreign exchange contracts:
Foreign exchange forward contracts	1,335,811	11,654	1,030,020	(5,118)
Currency option contracts purchased	9,920	202	211	2
Currency option contracts written	568	(3)	210	(2)
Currency swap agreements	754,056	(3,872)	729,632	(99)
Other currency contracts	83,980	305	75,157	2,712
Interest rate contracts:
Interest rate swap agreements	402,049	(25,591)	436,739	(28,571)
Equity contracts:
Equity future contracts	21,903	(612)	72,794	(231)

Summary of Effects of Offsetting Derivative Assets and Derivative Liabilities

Presented below are the effects of offsetting derivative assets, derivative liabilities, financial assets and financial liabilities as of March 31, 2015 and 2016.

	Yen in millions
	As of March 31, 2015
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	26,032	10,387	—	15,645
Derivative assets not subject to master netting agreements	4,375			4,375

Total assets	30,407	10,387	—	20,020

Derivative liabilities subject to master netting agreements	43,791	37,820	612	5,359
Derivative liabilities not subject to master netting agreements	4,533			4,533

Total liabilities	48,324	37,820	612	9,892

	Yen in millions
	As of March 31, 2016
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet that are subject to master netting agreements
		Financial instruments	Cash collateral	Net amounts
Derivative assets subject to master netting agreements	10,251	6,990	312	2,949
Derivative assets not subject to master netting agreements	7,577			7,577

Total assets	17,828	6,990	312	10,526

Derivative liabilities subject to master netting agreements	46,328	28,527	8,269	9,532
Derivative liabilities not subject to master netting agreements	2,807			2,807
Repurchase, securities lending and similar arrangements	62,805	61,864	—	941

Total liabilities	111,940	90,391	8,269	13,280